Leases Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2019	Jan. 01, 2019
Leases [Abstract]
Lessee, Operating Lease, Liability, Payments, Remainder of Fiscal Year	$ 3.5
Lessee, Operating Lease, Liability, Payments, Due Year Two	3.3
Lessee, Operating Lease, Liability, Payments, Due Year Three	1.5
Lessee, Operating Lease, Liability, Payments, Due Year Four	1.4
Lessee, Operating Lease, Liability, Payments, Due Year Five	1.4
Lessee, Operating Lease, Liability, Payments, Due after Year Five	7.2
Lessee, Operating Lease, Liability, Payments, Due	18.3
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	(4.6)
Operating Lease, Liability	$ 13.7	$ 14.5